DEFERRED INCOME	12 Months Ended
Dec. 31, 2021
DEFERRED INCOME

 18. DEFERRED INCOME

At times, the Company may take payment in advance for services to be rendered. These amounts are held and recognized as services are rendered.

	December 31, 2021	December 31, 2020
Deferred income from customers	$80,000	$-
Deferred income from government	5,233	5,062
Deferred income from note receivable accretion	(11,947)	-
	73,286	5,062